Contractual Obligations, Commercial Commitments and Contingencies (Narative) (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014 T lb	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2012	Mar. 01, 2011	Oct. 03, 2011
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees	$ 20,500,000		$ 20,500,000
Due to third parties, current	1,600,000	200,000	2,200,000
Equity ownership interest	4.90%
Environmental reserves	800,000		800,000
Percentage of energy generated by coal	99.00%
Emission Reductions	30.00%
Emission Reductions Ohio	28.00
Annual CO2 emissions generation at stations, in tons	14
Relief and civil penalties, per day	27,500
Proceeds from Legal Settlements		14,600,000
Interest and Other Income		1,800,000
Percentage Of Future Committed Coal	57.00%
Co2 Tons Per Megawatt Hour For Usepa on Natural Gas Fired Egus	1,000
Electric Generation Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt obligation			1,519,300,000
DPLE and DPLER [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees	2,000,000
DPLER [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees			2,000,000
DPLE [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees	18,300,000		18,300,000
MC Squared [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees	200,000		200,000
Coal Supply Agreements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Coal supply failure by suppliers	1,500,000
Coal supply agreement, in tons	570,000
Debt Obligation on 4.9% Equity Ownership [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.90%		4.90%	4.90%
Equity ownership interest aggregate cost			74.4
Debt obligation	1,517,900,000
Long Term Debt Date Range Equity Ownership, Start			2018
Long Term Debt Date Range Equity Ownership, End			2040
Debt Obligation on 4.9% Equity Ownership [Member] | DP&L [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest aggregate cost	$ 74,400,000
Long Term Debt Date Range Equity Ownership, Start	2015
Long Term Debt Date Range Equity Ownership, End	2040
Pollution Control Series Maturing in January 2028 - 4.70% [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	4.70%		4.70%
Pollution Control Series Maturing in January 2034 - 4.80% [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	4.80%		4.80%
Pollution Control Series Maturing in September 2036 - 4.80% [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	4.80%		4.80%
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage			0.02%
U.S. Government note maturing in February 2061 - 4.20% [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	4.20%		4.20%		4.20%
Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	8.125%		8.125%
Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	6.50%	6.50%	6.50%			6.50%
Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt instrument interest percentage	7.25%	7.25%	7.25%			7.25%
CO2 [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Emission Reductions			30.00%
Emission Reductions Ohio			28.0
Interim goals[Member]
Public Utility, Property, Plant and Equipment [Line Items]
CO2 tons per megawatt-hour for USEPA standard on new EGUs	1,452		1,452
Final goals[Member]
Public Utility, Property, Plant and Equipment [Line Items]
CO2 tons per megawatt-hour for USEPA standard on new EGUs	1,338		1,338